Benefit Plans (Weighted-Average Assumptions Used to Determine Postretirement Benefit Obligations) (Details) (Postretirement Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.05%	4.50%
Health care cost trend rate assumed for next year	7.50%	750.00%
Ultimate trend rate	5.00%	500.00%
Year that rate reaches the ultimate trend rate	2018	2017
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.59%	5.45%
Health care cost trend rate assumed for next year	6.46%	655.00%
Ultimate trend rate	4.88%	477.00%
Year that rate reaches the ultimate trend rate	2029	2029